[AMERICAN GENERAL LIFE COMPANIES LOGO]

Lauren W. Jones

Chief Counsel, Business Lines

Direct Line (713) 831-8470

FAX (713) 620-3878

E-mail: Laurie.Jones@aglife.com

January 5, 2011

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D. C. 20549

        Re:     The United States Life Insurance Company in the City of New York ("USL") and

                  The United States Life Insurance Company in the City of New York

Separate Account USL B ("Registrant")

                  Product: Executive Advantage® - VUL

                  File No. 333-171493 and No. 811-04865-01

                  CIK No. 0000805749

Dear Ladies and Gentlemen:

          As Chief Counsel of American General Life Companies, LLC and counsel to USL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its recent Initial Form N-6 Registration Statement ("Registration Statement"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

          Registrant hereby certifies that:

(1)     The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Registration Statement would not have been different from that contained in the Registration Statement, and

(2)     The Registration Statement, an Initial N-6 filing under the 1933 Act and designated as Amendment No. 1 under the Investment Company Act of 1940, was filed electronically on December 30, 2010.

          Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-8470.

                                                Very truly yours,

                                                LAUREN W. JONES

American General Life Companies, LLC

2929 Allen Parkway, AT-30 . Houston, TX 77019